SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.   SUBSEQUENT EVENTS

The Group evaluated event subsequent to the balance sheet date of December 31, 2021 through the date of issuance of the consolidated financial statements. No material recordable or disclosable events or transactions occurred.